Fair Value Measurements	12 Months Ended
Jan. 03, 2015
Fair Value Measurements
Fair Value Measurements

9. Fair Value Measurements

The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date.

ASC 820, Fair Value Measurement and Disclosures (“ASC 820”), establishes a fair value hierarchy, which prioritizes the inputs used in measuring fair value into three broad levels as follows:

•         Level 1—Quoted prices in active markets for identical assets or liabilities.

•         Level 2—Inputs, other than quoted prices in active markets, that are observable either directly or indirectly.

•         Level 3—Unobservable inputs based on the Company’s assumptions.

ASC 820 requires the use of observable market data if such data is available without undue cost and effort.

The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of January 3, 2015 (in thousands):

	Fair Value at January 3, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Forward contracts	$0	$27,669	$0	$27,669
Deferred compensation plan assets:
Investment in publicly traded mutual funds	2,477	0	0	2,477
Interest rate swap	0	1,724	0	1,724
Total	$2,477	$29,393	$0	$31,870
Liabilities:
Contingent consideration	$0	$0	$7,114	$7,114
Interest rate swap	0	2,514	0	2,514
Total	$0	$2,514	$7,114	$9,628

The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 28, 2013 (in thousands):

	Fair Value at December 28, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Forward contracts	$0	$3,508	$0	$3,508
Deferred compensation plan assets:
Investment in publicly traded mutual funds	2,360	0	0	2,360
Interest rate swap	0	4,307	0	4,307
Total	$2,360	$7,815	$0	$10,175
Liabilities:
Contingent consideration	$0	$0	$8,084	$8,084
Forward contracts	0	8,214	0	8,214
Interest rate swap	0	4,476	0	4,476
Total	$0	$12,690	$8,084	$20,774

The fair values of the Company’s deferred compensation plan assets are based on quoted prices. The deferred compensation plan assets are recorded in intangible and other assets—net in the Company’s consolidated balance sheets. The fair values of the Company’s forward contracts are based on published quotations of spot currency rates and forward points, which are converted into implied forward currency rates.

The Company estimates the fair value of its debt using Level 2 inputs, such as interest rates, related terms and maturities. The fair value of the Company’s debt approximated its carrying amount as of January 3, 2015 and December 28, 2013. As of January 3, 2015 and December 28, 2013, the carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximated their values due to the short-term maturities of these accounts.

The fair value of the contingent consideration liability related to Fossil Spain was determined using Level 3 inputs. See Note 2—Acquisitions, Divestiture and Goodwill for additional disclosures about the acquisition. The contingent consideration recorded as of January 3, 2015 is based on Fossil Spain’s forecasted earnings during the two year period from January 1, 2014 to December 31, 2015. During the fiscal year 2014, the Company paid 2.8 million euros (approximately $3.4 million) for the 2013 contingent consideration. The contingent consideration for calendar year 2014 will be paid during fiscal year 2015. The contingent consideration for calendar year 2015 will be paid upon the execution of the purchase agreement in 2016. The fair value of the contingent consideration was determined using present value techniques with forecasted future cash flows for Fossil Spain as the significant unobservable input. Due to an increase in Fossil Spain’s estimated future revenue for calendar years 2014 and 2015, the Company recorded an unfavorable $1.1 million remeasurement adjustment to the contingent consideration liability in SG&A during the fiscal year 2014. Future revenue growth based on management’s projections for the 2015 calendar year is approximately 10%. Operating expenses are projected to be approximately 28% of revenues for calendar year 2015. A discount rate of 19% was used to calculate the present value of the contingent consideration. The contingent consideration liability for calendar years 2014 and 2015 is valued at the maximum annual variable price of 3.5 million euros (approximately $4.2 million) for each year. A decrease in future cash flows may result in a lower estimated fair value of the contingent consideration liability. Future changes in the estimated fair value of the contingent consideration liability, if any, will be reflected in earnings.

The fair values of the interest rate swap asset and liability are determined using valuation models based on market observable inputs, including forward curves, mid-market price, foreign exchange spot or forward rates and volatility levels. See Note 8—Derivatives and Risk Management for additional disclosures about the interest rate swap.

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a nonrecurring basis as of January 3, 2015 and December 28, 2013 (in thousands):

	For the Fiscal Year Ended	Fair Value Measurements Using			Total Impairment
	January 3, 2015	Level 1	Level 2	Level 3	Charge
Assets:
Specific Company-owned stores	$284	$0	$0	$284	$(9,266)

	For the Fiscal Year Ended	Fair Value Measurements Using:			Total Impairment
	December 28, 2013	Level 1	Level 2	Level 3	Charge
Assets:
Specific Company-owned stores	$668	$0	$0	$668	$(5,750)

In accordance with the provisions of ASC 360, Property, Plant and Equipment, property, plant and equipment—net with a carrying amount of $9.1 million related to Company-owned retail store leasehold improvements and fixturing was written down to a fair value of $0.3 million, and related key money in the amount of $0.5 million was deemed not recoverable, resulting in total impairment charges of $9.3 million for fiscal year 2014.

In fiscal year 2013, property, plant and equipment—net with a carrying amount of $6.4 million related to Company-owned retail store leasehold improvements, fixturing, computer software and computer hardware was written down to a fair value of $0.7 million, resulting in an impairment charge of $5.8 million for fiscal year 2013.

The fair values of assets related to the Company-owned retail stores were determined using Level 3 inputs. Impairment expenses related to Company-owned retail stores are recorded in SG&A within the Americas, Europe and Asia segments based on the geographic location of the assets.